TAX SITUATION, Deferred Income Tax (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred liabilities [Abstract]
Deferred income tax asset, net	S/ 1,131,565	S/ 1,177,359
Unrealized Gains and Losses Generated by Investments at Fair Value Through Other Comprehensive Income and Cash Flow Hedges Derivatives [Member]
Deferred liabilities [Abstract]
Deferred liability	(114,000)	(5,100)
Deferred Income Tax Asset, Net [Member]
Deferred liabilities [Abstract]
Deferred income tax asset, net	1,131,565	1,177,359
Deferred Income Tax Asset, Net [Member] | Provision for Loan Losses for Loan Portfolio [Member]
Deferred asset [Abstract]
Deferred asset	1,108,687	1,266,336
Deferred Income Tax Asset, Net [Member] | Provision for Profit Sharing [Member]
Deferred asset [Abstract]
Deferred asset	73,402	84,625
Deferred Income Tax Asset, Net [Member] | Provision for Sundry Expenses and Risks [Member]
Deferred asset [Abstract]
Deferred asset	35,393	62,029
Deferred Income Tax Asset, Net [Member] | Carry Forward Tax Losses [Member]
Deferred asset [Abstract]
Deferred asset	50,675	35,243
Deferred Income Tax Asset, Net [Member] | Provision for Pending Vacations [Member]
Deferred asset [Abstract]
Deferred asset	31,724	28,287
Deferred Income Tax Asset, Net [Member] | Depreciation of Improvements for Leased Premises [Member]
Deferred asset [Abstract]
Deferred asset	23,762	28,177
Deferred Income Tax Asset, Net [Member] | Unrealized Losses Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred asset [Abstract]
Deferred asset	5,160	23,744
Deferred Income Tax Asset, Net [Member] | Provision of Stock Awards [Member]
Deferred asset [Abstract]
Deferred asset	45,510	14,641
Deferred Income Tax Asset, Net [Member] | Unrealized Losses Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred asset [Abstract]
Deferred asset	71,214	7,372
Deferred Income Tax Asset, Net [Member] | Others [Member]
Deferred asset [Abstract]
Deferred asset	120,239	97,732
Deferred liabilities [Abstract]
Deferred liability	(36,420)	(7,316)
Deferred Income Tax Asset, Net [Member] | Intangibles Net [Member]
Deferred liabilities [Abstract]
Deferred liability	(253,696)	(242,521)
Deferred Income Tax Asset, Net [Member] | Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administracion Tributaria (SUNAT) and SBS [Member]
Deferred liabilities [Abstract]
Deferred liability	(61,858)	(119,246)
Deferred Income Tax Asset, Net [Member] | Buildings Depreciation [Member]
Deferred liabilities [Abstract]
Deferred liability	(64,462)	(59,029)
Deferred Income Tax Asset, Net [Member] | Deferred Acquisitions Costs - DAC [Member]
Deferred liabilities [Abstract]
Deferred liability	(16,537)	(15,900)
Deferred Income Tax Asset, Net [Member] | Unrealized Gain Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred liabilities [Abstract]
Deferred liability	(1,099)	(10,966)
Deferred Income Tax Asset, Net [Member] | Unrealized Gain / Loss from Valuation of Fair Value Hedging Derivatives [Member]
Deferred asset [Abstract]
Deferred asset	8,246
Deferred liabilities [Abstract]
Deferred liability		(8,800)
Deferred Income Tax Asset, Net [Member] | Buildings Revaluation [Member]
Deferred liabilities [Abstract]
Deferred liability	(3,113)	(3,642)
Deferred Income Tax Asset, Net [Member] | Unrealized Gain in Valuation on Cash Flow Hedge Derivatives [Member]
Deferred liabilities [Abstract]
Deferred liability	(5,262)	(3,407)
Deferred Income Tax Liability, Net [Member]
Deferred liabilities [Abstract]
Deferred liability	(71,824)	(105,058)
Deferred Income Tax Liability, Net [Member] | Provision for Profit Sharing [Member]
Deferred asset [Abstract]
Deferred asset	12,911	7,850
Deferred Income Tax Liability, Net [Member] | Provision for Sundry Expenses and Risks [Member]
Deferred asset [Abstract]
Deferred asset	21,192	20,710
Deferred Income Tax Liability, Net [Member] | Carry Forward Tax Losses [Member]
Deferred asset [Abstract]
Deferred asset	19,757	19,757
Deferred Income Tax Liability, Net [Member] | Unrealized Losses Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred asset [Abstract]
Deferred asset	41,146	16,636
Deferred Income Tax Liability, Net [Member] | Deferred Income from Commissions on Remuneration [Member]
Deferred asset [Abstract]
Deferred asset	4,992	6,193
Deferred Income Tax Liability, Net [Member] | Others [Member]
Deferred asset [Abstract]
Deferred asset	10,270	16,519
Deferred liabilities [Abstract]
Deferred liability	(53,784)	(47,563)
Deferred Income Tax Liability, Net [Member] | Intangibles Net [Member]
Deferred liabilities [Abstract]
Deferred liability	(37,315)	(41,179)
Deferred Income Tax Liability, Net [Member] | Gain Generated in the Reorganization of Pacifico EPS [Member]
Deferred liabilities [Abstract]
Deferred liability	(39,515)	(39,515)
Deferred Income Tax Liability, Net [Member] | Deferred Acquisitions Costs - DAC [Member]
Deferred liabilities [Abstract]
Deferred liability	(22,991)	(23,160)
Deferred Income Tax Liability, Net [Member] | Unrealized Gain Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred liabilities [Abstract]
Deferred liability	(10,716)	(22,839)
Deferred Income Tax Liability, Net [Member] | Reserve for Reinstatement Premium Costs and Deductibles [Member]
Deferred liabilities [Abstract]
Deferred liability	(11,251)	(11,762)
Deferred Income Tax Liability, Net [Member] | Leasing Operations Related to Loans [Member]
Deferred liabilities [Abstract]
Deferred liability	(3,224)	(3,409)
Deferred Income Tax Liability, Net [Member] | Buildings Revaluation [Member]
Deferred liabilities [Abstract]
Deferred liability	S/ (3,296)	S/ (3,296)